Long Term Debt - Summary of Unamortized Deferred Financing Costs Associated with Consolidated Debt Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Credit Facilities [Line Items]
Unamortized deferred financing costs	$ 27,734		$ 20,466
OLLC $2.0 billion revolving credit facility [Member]
Credit Facilities [Line Items]
Unamortized deferred financing costs	6,468	[1]	5,413	[1]
2021 [Member] | Senior Notes [Member]
Credit Facilities [Line Items]
Unamortized deferred financing costs	13,308	[2]	15,053	[2]
2022 [Member] | Senior Notes [Member]
Credit Facilities [Line Items]
Unamortized deferred financing costs	$ 7,958	[2]

[1]	Unamortized deferred financing costs are amortized over the remaining life of our revolving credit facility.
[2]	Unamortized deferred financing costs are amortized using the straight line method which generally approximates the effective interest method.